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                        SUPPLEMENT DATED MARCH 2, 2000 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "ADDITIONAL CONTRACT OPTIONS" PROVISION ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING OPTION:

         SPOUSAL PROTECTION ANNUITY OPTION - AVAILABLE WITH THE STANDARD DEATH BENEFIT ONLY.

         AN APPLICANT FOR AN INDIVIDUAL RETIREMENT ANNUITY OR A NON-QUALIFIED CONTRACT MAY ELECT THE SPOUSAL PROTECTION OPTION AT NO ADDITIONAL COST PROVIDED THE FOLLOWING CONDITIONS ARE SATISFIED:

         1. One or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner.
         2.       Both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued.
         3.       No other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary
                  beneficiary.
         4. If both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person named as the annuitant at the time of annuitization must be the contract owner.

         Election of the Spousal Protection Annuity Option permits the following:

         If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

         If the standard death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the standard death benefit amount.


APO - 3931-4